Capital and Financial Risk Management - Summary of Foreign Currency Risk (Detail) - Foreign currency risk [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of foreign currency risk [Line Items]
Impact on profit before tax (+5%)	€ 83	€ 149	€ 52
Impact on profit before tax (-5%)	83	149	52
Impact on total equity (+5%)	448	399	291
Impact on total equity (-5%)	448	399	291
Impact on financial instruments (+5%)	212	204	165
Impact on financial instruments (-5%)	€ 212	€ 204	€ 165